Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of Change in Reclamation Liability [Table Text Block]
	Nine months ended	Nine months ended
	September 30, 2013	September 30, 2012
Reclamation and remediation liability
beginning of period	$5,598	$7,955
Accretion expense, year to date	357	506
Ending balance	$5,955	$8,461

	2012	2011
Reclamation and remediation liability, beginning of year	$7,955	$7,946
Reduction in present value of liability due to mine life extension and change in estimated costs, net	(3,032)	(666)
Accretion expense	675	675
Reclamation and remediation liability, end of year	$5,598	$7,955